Offsets	Apr. 28, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Cullinan Therapeutics, Inc.
Form or Filing Type	S-3
File Number	333-270384
Initial Filing Date	Mar. 09, 2023
Fee Offset Claimed	$ 27,620
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Unallocated (Universal)Shelf
Unsold Securities Associated with Fee Offset Claimed | shares	35,934,291
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 310,628,094
Termination / Withdrawal Statement
(1)
The amount to be registered consists of an indeterminate amount of common stock, preferred stock, debt securities, depositary shares, subscription rights, purchase contracts, warrants and/or units that may be offered and sold from time to time in one or more offerings, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.

(2)
The registrant hereby defers payment of the registration fee required by Section 6(b) of the Securities Act pursuant to Rules 456(b) and 457(r) under the Securities Act, other than with respect to any registration fee associated with the primary offering of common stock described in Table 1 in connection with the filing of this Registration Statement.

(3)
Pursuant to Rule 457(p) under the Securities Act, the securities registered pursuant to this registration statement include $310,628,094 of unsold shares (the “Unsold Securities”) of common stock, preferred stock, debt securities, depositary shares, subscription rights, purchase contracts, warrants and/or units previously registered pursuant to a prospectus filed with the Securities and Exchange Commission (the “SEC”) on March 9, 2023, as amended (the “Prior Prospectus”), to the Registration Statement on Form
S-3
(File
No. 333-2703844),
which was filed with the SEC on March 9, 2023, as amended (the “Prior Registration Statement”), relating to the offer and sale of common stock, preferred stock, debt securities, depositary shares, subscription rights, purchase contracts, warrants and/or units having an aggregate offering price of up to $350,000,000, including $125,000,000 in connection with the Registrant’s at-the-market
offering program. In connection with the filing of the Prior Prospectus, the registrant made a contemporaneous fee payment in the amount of $38,570. As of the date of this registration statement, shares of Common Stock having an aggregate offering price of up to $310,628,094 were not sold under the Prior Prospectus, and the registration fee that has already been paid and remains unused with respect to the Unsold Securities will be applied to shares of common stock that are being registered pursuant to this registration statement. Pursuant to Rule 457(p), the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Cullinan Therapeutics, Inc.
Form or Filing Type	S-3
File Number	333-270384
Filing Date	Mar. 09, 2023
Fee Paid with Fee Offset Source	$ 38,570
Termination / Withdrawal Statement
(1)
The amount to be registered consists of an indeterminate amount of common stock, preferred stock, debt securities, depositary shares, subscription rights, purchase contracts, warrants and/or units that may be offered and sold from time to time in one or more offerings, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.

(2)
The registrant hereby defers payment of the registration fee required by Section 6(b) of the Securities Act pursuant to Rules 456(b) and 457(r) under the Securities Act, other than with respect to any registration fee associated with the primary offering of common stock described in Table 1 in connection with the filing of this Registration Statement.

(3)
Pursuant to Rule 457(p) under the Securities Act, the securities registered pursuant to this registration statement include $310,628,094 of unsold shares (the “Unsold Securities”) of common stock, preferred stock, debt securities, depositary shares, subscription rights, purchase contracts, warrants and/or units previously registered pursuant to a prospectus filed with the Securities and Exchange Commission (the “SEC”) on March 9, 2023, as amended (the “Prior Prospectus”), to the Registration Statement on Form
S-3
(File
No. 333-2703844),
which was filed with the SEC on March 9, 2023, as amended (the “Prior Registration Statement”), relating to the offer and sale of common stock, preferred stock, debt securities, depositary shares, subscription rights, purchase contracts, warrants and/or units having an aggregate offering price of up to $350,000,000, including $125,000,000 in connection with the Registrant’s at-the-market
offering program. In connection with the filing of the Prior Prospectus, the registrant made a contemporaneous fee payment in the amount of $38,570. As of the date of this registration statement, shares of Common Stock having an aggregate offering price of up to $310,628,094 were not sold under the Prior Prospectus, and the registration fee that has already been paid and remains unused with respect to the Unsold Securities will be applied to shares of common stock that are being registered pursuant to this registration statement. Pursuant to Rule 457(p), the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.